Segment Report (Details) T in Thousands, $ in Millions	12 Months Ended
	Jun. 30, 2018 USD ($) oz T	Jun. 30, 2017 USD ($) oz T	Jun. 30, 2016 USD ($) oz T
Disclosure of operating segments [line items]
Revenue	$ 1,584.0	$ 1,416.0	$ 1,264.0
Production costs	1,167.0	1,089.0	914.0
Production profit/(loss)	417.0	327.0	350.0
Assets	2,862.0	2,966.0	2,515.0
Capital expenditure	$ 333.0	$ 271.0	$ 151.0
Ounces produced | oz	1,227,934	1,087,852	1,082,035
Tons milled | T	24,746	21,395	20,255
Operating segments
Disclosure of operating segments [line items]
Revenue	$ 1,584.0	$ 1,416.0	$ 1,264.0
Production costs	1,167.0	1,089.0	914.0
Production profit/(loss)	417.0	327.0	350.0
Mining assets	1,745.0	1,654.0	1,470.0
Capital expenditure	$ 333.0	$ 271.0	$ 151.0
Ounces produced | oz	1,227,934	1,087,852	1,082,035
Tons milled | T	24,746	21,395	20,255
Unallocated amounts
Disclosure of operating segments [line items]
Revenue	$ 0.0	$ 0.0	$ 0.0
Production costs	0.0	0.0	0.0
Production profit/(loss)	0.0	0.0	0.0
Assets	1,117.0	1,312.0	1,045.0
South Africa | Operating segments
Disclosure of operating segments [line items]
Revenue	1,552.0	1,306.0	1,173.0
Production costs	1,149.0	992.0	830.0
Production profit/(loss)	403.0	314.0	343.0
Mining assets	1,464.0	1,479.0	1,426.0
Capital expenditure	$ 211.0	$ 173.0	$ 143.0
Ounces produced | oz	1,135,919	992,525	1,009,470
Tons milled | T	21,989	18,209	18,349
South Africa | Operating segments | Tshepong
Disclosure of operating segments [line items]
Revenue	$ 419.0	$ 372.0	$ 341.0
Production costs	296.0	270.0	222.0
Production profit/(loss)	123.0	102.0	119.0
Mining assets	585.0	645.0	571.0
Capital expenditure	$ 78.0	$ 52.0	$ 43.0
Ounces produced | oz	302,026	283,827	289,968
Tons milled | T	1,893	1,869	1,956
South Africa | Operating segments | Moab Khotsong
Disclosure of operating segments [line items]
Revenue	$ 130.0	$ 0.0	$ 0.0
Production costs	74.0	0.0	0.0
Production profit/(loss)	56.0	0.0	0.0
Mining assets	268.0	0.0	0.0
Capital expenditure	$ 13.0	$ 0.0	$ 0.0
Ounces produced | oz	105,969	0	0
Tons milled | T	360	0	0
South Africa | Operating segments | Bambanani
Disclosure of operating segments [line items]
Revenue	$ 126.0	$ 116.0	$ 112.0
Production costs	70.0	64.0	56.0
Production profit/(loss)	56.0	52.0	56.0
Mining assets	48.0	57.0	55.0
Capital expenditure	$ 5.0	$ 6.0	$ 7.0
Ounces produced | oz	90,698	88,415	96,870
Tons milled | T	257	254	256
South Africa | Operating segments | Joel
Disclosure of operating segments [line items]
Revenue	$ 74.0	$ 96.0	$ 84.0
Production costs	72.0	69.0	57.0
Production profit/(loss)	2.0	27.0	27.0
Mining assets	72.0	69.0	49.0
Capital expenditure	$ 19.0	$ 18.0	$ 15.0
Ounces produced | oz	52,566	72,211	73,239
Tons milled | T	501	567	597
South Africa | Operating segments | Doornkop
Disclosure of operating segments [line items]
Revenue	$ 152.0	$ 114.0	$ 102.0
Production costs	110.0	91.0	72.0
Production profit/(loss)	42.0	23.0	30.0
Mining assets	197.0	227.0	203.0
Capital expenditure	$ 21.0	$ 18.0	$ 14.0
Ounces produced | oz	110,245	85,939	87,772
Tons milled | T	767	706	695
South Africa | Operating segments | Target 1
Disclosure of operating segments [line items]
Revenue	$ 127.0	$ 111.0	$ 126.0
Production costs	103.0	99.0	86.0
Production profit/(loss)	24.0	12.0	40.0
Mining assets	91.0	154.0	192.0
Capital expenditure	$ 24.0	$ 24.0	$ 22.0
Ounces produced | oz	91,758	85,809	108,895
Tons milled | T	749	822	814
South Africa | Operating segments | Kusasalethu
Disclosure of operating segments [line items]
Revenue	$ 193.0	$ 189.0	$ 143.0
Production costs	158.0	153.0	125.0
Production profit/(loss)	35.0	36.0	18.0
Mining assets	156.0	217.0	256.0
Capital expenditure	$ 22.0	$ 21.0	$ 25.0
Ounces produced | oz	142,395	141,270	124,198
Tons milled | T	738	670	736
South Africa | Operating segments | Masimong
Disclosure of operating segments [line items]
Revenue	$ 117.0	$ 107.0	$ 91.0
Production costs	90.0	82.0	72.0
Production profit/(loss)	27.0	25.0	19.0
Mining assets	4.0	33.0	33.0
Capital expenditure	$ 10.0	$ 9.0	$ 8.0
Ounces produced | oz	84,332	81,599	78,190
Tons milled | T	714	706	716
South Africa | Operating segments | Unisel
Disclosure of operating segments [line items]
Revenue	$ 57.0	$ 67.0	$ 64.0
Production costs	60.0	62.0	52.0
Production profit/(loss)	(3.0)	5.0	12.0
Mining assets	3.0	40.0	37.0
Capital expenditure	$ 7.0	$ 6.0	$ 4.0
Ounces produced | oz	41,152	51,280	54,785
Tons milled | T	415	436	467
South Africa | Operating segments | All other segments
Disclosure of operating segments [line items]
Revenue	$ 157.0	$ 134.0	$ 110.0
Production costs	116.0	102.0	88.0
Production profit/(loss)	41.0	32.0	22.0
Mining assets	40.0	37.0	30.0
Capital expenditure	$ 12.0	$ 19.0	$ 5.0
Ounces produced | oz	114,778	102,175	95,553
Tons milled | T	15,595	12,179	12,112
Foreign operations
Disclosure of operating segments [line items]
Capital expenditure	$ 22.4	$ 14.5
Foreign operations | Operating segments
Disclosure of operating segments [line items]
Revenue	32.0	110.0	$ 91.0
Production costs	18.0	97.0	84.0
Production profit/(loss)	14.0	13.0	7.0
Mining assets	281.0	175.0	44.0
Capital expenditure	$ 122.0	$ 98.0	$ 8.0
Ounces produced | oz	92,015	95,327	72,565
Tons milled | T	2,757	3,186	1,906
Foreign operations | Operating segments | Hidden Valley
Disclosure of operating segments [line items]
Revenue	$ 32.0	$ 110.0	$ 91.0
Production costs	18.0	97.0	84.0
Production profit/(loss)	14.0	13.0	7.0
Mining assets	281.0	175.0	44.0
Capital expenditure	$ 122.0	$ 98.0	$ 8.0
Ounces produced | oz	92,015	95,327	72,565
Tons milled | T	2,757	3,186	1,906